Summary of Significant Accounting Policies - Schedule of Summarized the Aging of the Accounts Receivable (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		$ 25,469,580	$ 30,143,687
Subsequent collection	[1]	11,515,611	27,168,982
1 to 90 days [Member]
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		13,895,165	20,975,902
Subsequent collection	[1]	4,452,606	21,843,401
91 to 180 days [Member]
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		6,817,087	4,951,182
Subsequent collection	[1]	5,635,352	5,081,713
Over 180 days [Member]
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		1,752,030	528,050
Subsequent collection	[1]	1,427,653	243,868
Over one year [Member]
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		141,171	924,875
Subsequent collection	[1]
Over two years [Member]
Schedule of Summarized the Aging of the Accounts Receivable [Line Items]
Outstanding balance		2,864,127	2,763,678
Subsequent collection	[1]

[1]	the Company reviewed the subsequent collection until March 31, 2026.